Average Annual Total Returns (American Global Diversification Trust)	12 Months Ended
May 01, 2011
Barclays Capital U.S. Aggregate Bond Index
Average Annual Total Returns
One Year	6.54%
Since Inception	6.13%
Date of Inception	Oct. 31, 2007
MSCI World Index (gross of foreign withholding tax on dividends)
Average Annual Total Returns
One Year	12.34%
Since Inception	(5.35%)
Date of Inception	Oct. 31, 2007
Combined Index
Average Annual Total Returns
One Year	10.83%
Since Inception	(0.86%)
Date of Inception	Oct. 31, 2007
Series I, American Global Diversification Trust
Average Annual Total Returns
One Year	12.57%
Since Inception	(0.95%)
Date of Inception	Oct. 31, 2007
Series II, American Global Diversification Trust
Average Annual Total Returns
One Year	12.30%
Since Inception	(1.11%)
Date of Inception	Oct. 31, 2007
Series III, American Global Diversification Trust
Average Annual Total Returns
One Year	12.83%
Since Inception	(0.62%)
Date of Inception	Oct. 31, 2007